UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	St. Geme, LLC
Address:	One Sansome St., 31st Floor
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Peter E. St. Geme
Title:	Manager
Phone:	415-288-2415

Signature, Place and Date of Signing:

	Peter St. Geme					San Francisco, CA		2-9-2000
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		7

Form 13F Information Table Value Total:		418,617


List of Other Included Managers:

None

<Page


NAME OF ISSUER		TITLE OF			CUSIP			VALUE		SHARES	INV.		OTHER	VOTING AUTH
				CLASS							X1000				DISC		MGR	SOLE SHR  NONE

AMERICA ONLINE INC DEL      COM          02364J104             58917       781000 SHARE    SOLE                SOLE

CISCO SYS INC               COM          17275R102             95446       891500 SHARE    SOLE                SOLE

CISCO SYS INC               COM          17275R102               319         5600 SHARE    SOLE                NONE

MICROSOFT CORP              COM           594918104            88216       756000 SHARE    SOLE                SOLE

MICROSOFT CORP              COM           594918104               84        20036 SHARE    SOLE                NONE

QUALCOMM INC                COM           747525103              613        10000 SHARE    SOLE                NONE

YAHOO INC                   COM           984332106           175022       404500 SHARE    SOLE                SOLE




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